INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision (benefit) for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Current income tax provision:
Federal	$800	$971	$1,338
State	5	4	3
Total current income tax provision	805	975	1,341

Deferred income tax provision (benefit):
Federal	1,183	(1,073)	(1,100)
Total deferred income tax provision (benefit)	1,183	(1,073)	(1,100)
Total income tax provision (benefit)	$1,988	$(98)	$241

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the anticipated income tax provision (benefit), based on the statutory tax rate of 34.0%, to the income tax provision (benefit) as reported in the consolidated statements of operations is as follows:

	Years Ended December 31,
	2014	2013	2012
	(Dollars in Thousands)
Income tax provision (benefit) at statutory tax rate	$2,176	$(324)	$462
Increase (decrease) resulting from:
Bank-owned life insurance	(197)	(136)	(215)
Tax-exempt income	(84)	(56)	(26)
Compensation and employee benefit plans	134	162	81
Nondeductible expenses	7	317	5
Tax credit	(56)	(56)	(63)
Change in valuation allowance	(49)	—	—
State taxes, net of federal tax benefit	3	2	2
Other	54	(7)	(5)
Total income tax provision (benefit)	$1,988	$(98)	$241

Effective tax rate	31.1%	10.3%	17.8%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,885	$3,919
Unrealized losses on available for sale securities	469	931
Depreciation of premises and equipment	2,593	2,331
Other-than-temporary impairment	—	455
Deferred compensation	5,081	5,686
Employee benefit plans	493	904
Capital loss carry-forward	326	303
Alternative minimum tax credit carry-forward	—	168
Net operating loss carry-forward	—	81
Interest receivable on nonaccrual loans	112	139
Deferred other real estate owned write-downs	15	21
Net unrealized loss on derivative instruments	92	160
Acquisition fair value adjustments	646	1,207
Other	348	361
Total deferred tax assets	13,060	16,666
Less valuation allowance	(300)	(349)
Total deferred tax assets, net of valuation allowance	12,760	16,317

Deferred tax liabilities:
Unrealized gains on available for sale securities	571	600
Goodwill and other intangibles	2,873	3,377
Deferred loan costs	888	407
Mortgage servicing asset	380	460
Merger expenses and purchase adjustments	—	1,768
Total deferred tax liabilities	4,712	6,612
Deferred tax asset, net	$8,048	$9,705